Capital Leases (Tables)	9 Months Ended
Sep. 30, 2013
Capital Leases [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
September 30, 2013
Equipment	$79,210
Less accumulated depreciation	(27,006)
Total	$52,204

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year Ending December 31:
2013	$8,193
2014	32,768
2015	22,527
2016	3,580

Total minimum lease payments	67,068
Less amount representing interest	(11,386)
Present value of minimum lease payments	$55,672